Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

3. BUSINESS COMBINATION

On September 21, 2021, Fusion held a Special Meeting (the “Special Meeting”) at which the Fusion stockholders considered and adopted, among other matters, the Merger Agreement and the transactions contemplated therein (the “Business Combination Transactions”). On September 22, 2021, the parties to the Merger Agreement consummated the Business Combination Transactions and the MoneyLion Class A Common Stock and Public Warrants (as defined herein) began trading on the NYSE under the symbols “ML” and “ML WS”, respectively. See Part II, Item 8 “Business Combination” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 further discussion of these matters.

3. BUSINESS COMBINATION

On September 21, 2021, Fusion held a Special Meeting (the “Special Meeting”) at which the Fusion stockholders considered and adopted, among other matters, the Merger Agreement and the transactions contemplated therein (the “Business Combination Transactions”). On September 22, 2021, the parties to the Merger Agreement consummated the Business Combination Transactions.

Immediately prior to the time of filing of a certificate of merger with the Secretary of State of the State of Delaware upon consummation of the Merger, all issued and outstanding shares of Legacy MoneyLion preferred stock converted into shares of Legacy MoneyLion common stock (the “Legacy MoneyLion Common Stock”), par value $0.0001 per share (the “Conversion”), in accordance with Legacy MoneyLion’s amended and restated certificate of incorporation. At the Business Combination Closing Date:

•        all outstanding warrants to purchase shares of Legacy MoneyLion preferred stock or Legacy MoneyLion Common Stock (“Legacy MoneyLion Warrants”) were either exercised and ultimately converted into shares of Legacy MoneyLion Common Stock or terminated;

•        11,231,595 outstanding shares of Legacy MoneyLion Common Stock (which includes the shares of Legacy MoneyLion Common Stock issued to former holders of Legacy MoneyLion Warrants) were cancelled in exchange for the right to receive 184,285,695 shares of MoneyLion Class A Common Stock;

•        2,360,627 outstanding and unexercised options to purchase shares of Legacy MoneyLion Common Stock (“Legacy MoneyLion Options”) converted into options to acquire 38,732,676 shares of MoneyLion Class A Common Stock, of which 18,861,298 options are vested and 19,871,378 options are unvested; and

•        each holder of an outstanding share of Legacy MoneyLion Common Stock (following the Conversion) and/or Legacy MoneyLion Options (each such holder, an “Earnout Participant”) also received the right to receive the applicable pro rata portion of MoneyLion Class A Common Stock (the “Earnout Shares”) with respect to each share of MoneyLion Class A Common Stock or option exercisable for shares of MoneyLion Class A Common Stock, contingent upon MoneyLion Class A Common Stock reaching certain price milestones. 7.5 million and 10.0 million shares of MoneyLion Class A Common Stock will be issued if the MoneyLion Class A Common Stock share price equals or is greater than $12.50 and $16.50, respectively, for twenty out of any thirty consecutive trading days within five years of the Business Combination Closing Date. The Earnout Shares meet the conditions for equity classification in accordance with ASC 815-40.

In connection with the Business Combination Closing, holders of 25,887,987 shares of Fusion’s Class A common stock sold in its initial public offering (the “public shares”) exercised their right to have such shares redeemed for a pro rata portion of the proceeds from Fusion’s initial public offering held in Fusion’s trust account plus interest, calculated as of two business days prior to the consummation of the Business Combination, or approximately $10.00 per share and approximately $258,896 in the aggregate (the “Redemptions”). The consummation of the Business Combination Transactions resulted in approximately $293,239 in cash proceeds to

MoneyLion, net of transaction expenses. Following the Redemptions and the issuance of PIPE Shares in connection with the PIPE Financing, 42,862,013 public shares remained outstanding (consisting of 25,000,000 shares held by PIPE Investors, 8,750,000 shares held by Fusion Sponsor LLC and 9,112,013 shares held by Fusion public stockholders).

Upon consummation of the Business Combination Transactions:

•        each outstanding share of Fusion Class B common stock automatically converted into one share of MoneyLion Class A Common Stock; and

•        outstanding warrants to purchase the common stock of Fusion automatically converted into warrants to purchase shares of MoneyLion Class A Common Stock.

As of the Business Combination Closing Date and following the completion of the sale of 25,000,000 shares of MoneyLion Class A Common Stock in the PIPE Financing, MoneyLion had the following outstanding securities:

•        227,147,708 shares of MoneyLion Class A Common Stock;

•        38,732,676 MoneyLion options, of which options to purchase 18,861,298 shares of MoneyLion Class A Common Stock were vested and options to purchase 19,871,378 shares of MoneyLion Class A Common stock were unvested; and

•        17,500,000 public warrants, each exercisable for one share of MoneyLion Class A Common Stock at a price of $11.50 per share and 8,100,000 private placement warrants, each exercisable for one share of MoneyLion Class A Common Stock at a price of $11.50 per share (assumed from Fusion).

Conversion of Legacy MoneyLion shares was calculated utilizing the exchange ratio of approximately 16.4078 per share of MoneyLion Class A Common Stock (the “Exchange Ratio”).

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under the guidance in ASC 805, Legacy MoneyLion is treated as the “acquirer” for financial reporting purposes. As such, Legacy MoneyLion is deemed the accounting predecessor of the combined business, and MoneyLion, as the parent company of the combined business, is the successor SEC registrant, meaning that Legacy MoneyLion’s financial statements for previous periods are disclosed in the registrant’s periodic reports filed with the SEC following the Business Combination. The Business Combination had a significant impact on the MoneyLion’s reported financial position and results as a consequence of the reverse recapitalization. The most significant change in MoneyLion’s reported financial position and results was an estimated net increase in cash (as compared to the MoneyLion’s consolidated balance sheet at December 31, 2020) of approximately $293,239. This included approximately $250,000 in proceeds from the PIPE Financing that was consummated substantially simultaneously with the Business Combination, offset by additional transaction costs incurred in connection with the Business Combination. The transaction costs for the Business Combination were approximately $56,638, of which $13,150 represents deferred underwriter fees related to Fusion’s initial public offering. As of December 31, 2021, $3,673 in transaction costs remained unpaid.

The transaction closed on September 22, 2021, and on the following day the MoneyLion Class A Common Stock and Public Warrants began trading on the New York Stock Exchange under the symbols “ML” and “ML WS”, respectively, for trading in the public market.